Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 7.7%
4,074	(1)	Alphabet, Inc. - Class C	$ 8,298,168	1.1
248,759		AT&T, Inc.	6,937,889	0.9
10,846	(1)	Charter Communications, Inc.	6,653,153	0.9
138,393		Comcast Corp. – Class A	7,296,079	1.0
26,068	(1)	Facebook, Inc.- Class A	6,715,638	0.9
13,511	(1)	NetFlix, Inc.	7,280,402	1.0
121,898		Verizon Communications, Inc.	6,740,959	0.9
39,119	(1)	Walt Disney Co.	7,395,056	1.0
			57,317,344	7.7

		Consumer Discretionary: 10.9%
2,157	(1)	Amazon.com, Inc.	6,671,450	0.9
3,214	(1)	Booking Holdings, Inc.	7,483,831	1.0
799,884		Ford Motor Co.	9,358,643	1.3
169,387		General Motors Co.	8,694,635	1.2
26,716		Home Depot, Inc.	6,901,811	0.9
44,140		Lowe's Cos, Inc.	7,051,365	0.9
33,499		McDonald's Corp.	6,905,484	0.9
50,058		Nike, Inc. - Class B	6,746,817	0.9
66,878		Starbucks Corp.	7,224,830	1.0
40,758		Target Corp.	7,476,648	1.0
10,201	(1)	Tesla, Inc.	6,890,776	0.9
			81,406,290	10.9

		Consumer Staples: 10.1%
173,960		Altria Group, Inc.	7,584,656	1.0
130,184		Coca-Cola Co.	6,377,714	0.9
83,643		Colgate-Palmolive Co.	6,289,954	0.8
18,929		Costco Wholesale Corp.	6,265,499	0.8
204,416		Kraft Heinz Co.	7,436,654	1.0
122,192		Mondelez International, Inc.	6,495,727	0.9
48,110		PepsiCo, Inc.	6,215,331	0.8
86,979		Philip Morris International, Inc.	7,307,975	1.0
51,441		Procter & Gamble Co.	6,354,507	0.8
180,150		Walgreens Boots Alliance, Inc.	8,634,589	1.2
49,154		Walmart, Inc.	6,386,088	0.9
			75,348,694	10.1

		Energy: 5.8%
83,056		Chevron Corp.	8,305,600	1.1
177,133		ConocoPhillips	9,212,687	1.2
170,364		Exxon Mobil Corp.	9,262,691	1.3
522,254		Kinder Morgan, Inc.	7,677,134	1.0
323,908		Schlumberger NV	9,040,272	1.2
			43,498,384	5.8

		Financials: 16.1%
65,530		Allstate Corp.	6,985,498	0.9
59,341		American Express Co.	8,026,464	1.1
188,888		American International Group, Inc.	8,301,628	1.1
236,396		Bank of America Corp.	8,205,305	1.1
169,996		Bank of New York Mellon Corp.	7,167,031	1.0
30,859	(1)	Berkshire Hathaway, Inc. – Class B	7,421,898	1.0
9,998		Blackrock, Inc.	6,943,611	0.9
72,406		Capital One Financial Corp.	8,702,477	1.2
116,450		Citigroup, Inc.	7,671,726	1.0
27,316		Goldman Sachs Group, Inc.	8,726,916	1.2
56,535		JPMorgan Chase & Co.	8,320,256	1.1
152,739		Metlife, Inc.	8,797,766	1.2
104,467		Morgan Stanley	8,030,378	1.1
153,567		US Bancorp	7,678,350	1.0
238,223		Wells Fargo & Co.	8,616,526	1.2
			119,595,830	16.1

		Health Care: 14.6%
65,355		Abbott Laboratories	7,828,222	1.0
67,324		AbbVie, Inc.	7,253,488	1.0
31,196		Amgen, Inc.	7,016,604	0.9
29,094	(1)	Biogen, Inc.	7,939,171	1.1
114,456		Bristol-Myers Squibb Co.	7,019,586	0.9
104,606		CVS Health Corp.	7,126,807	1.0
32,114		Danaher Corp.	7,054,482	0.9
42,435		Eli Lilly & Co.	8,694,507	1.2
125,104		Gilead Sciences, Inc.	7,681,386	1.0
45,415		Johnson & Johnson	7,196,461	1.0
61,285		Medtronic PLC	7,168,506	1.0
87,940		Merck & Co., Inc.	6,386,203	0.9
192,899		Pfizer, Inc.	6,460,188	0.9
15,349		Thermo Fisher Scientific, Inc.	6,908,278	0.9
20,543		UnitedHealth Group, Inc.	6,824,795	0.9
			108,558,684	14.6

		Industrials: 11.8%
40,704		3M Co.	7,125,642	1.0
32,708		Boeing Co.	6,934,423	0.9
39,364		Caterpillar, Inc.	8,497,900	1.1
88,789		Emerson Electric Co.	7,626,975	1.0
27,260		FedEx Corp.	6,937,670	0.9
47,790		General Dynamics Corp.	7,812,231	1.1
661,714		General Electric Co.	8,297,894	1.1
33,596		Honeywell International, Inc.	6,798,151	0.9
20,012		Lockheed Martin Corp.	6,608,963	0.9
99,314		Raytheon Technologies Corp.	7,149,615	1.0
34,406		Union Pacific Corp.	7,086,260	1.0
42,634		United Parcel Service, Inc. - Class B	6,728,924	0.9
			87,604,648	11.8

		Information Technology: 14.4%
27,519		Accenture PLC	6,904,517	0.9
14,248	(1)	Adobe, Inc.	6,549,378	0.9
53,000		Apple, Inc.	6,426,780	0.9
159,332		Cisco Systems, Inc.	7,149,227	1.0
145,375		Intel Corp.	8,835,893	1.2
56,998		International Business Machines Corp.	6,778,772	0.9
19,933		Mastercard, Inc. - Class A	7,053,292	0.9
31,970		Microsoft Corp.	7,429,189	1.0
13,478		Nvidia Corp.	7,393,761	1.0
110,049		Oracle Corp.	7,099,261	0.9

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
30,611	(1) PayPal Holdings, Inc.	$ 7,954,268	1.1
47,263	Qualcomm, Inc.	6,436,748	0.9
31,866	(1) Salesforce.com, Inc.	6,898,989	0.9
43,559	Texas Instruments, Inc.	7,503,909	1.0
32,456	Visa, Inc. - Class A	6,893,330	0.9
		107,307,314	14.4

	Materials: 2.0%
127,765	Dow, Inc.	7,577,742	1.0
100,811	DowDuPont, Inc.	7,089,030	1.0
		14,666,772	2.0

	Real Estate: 2.2%
32,163	American Tower Corp.	6,951,389	0.9
84,401	Simon Property Group, Inc.	9,530,561	1.3
		16,481,950	2.2

	Utilities: 3.6%
78,259	Duke Energy Corp.	6,698,188	0.9
169,022	Exelon Corp.	6,524,249	0.9
93,362	NextEra Energy, Inc.	6,860,240	0.9
116,930	Southern Co.	6,632,269	0.9
		26,714,946	3.6

	Total Common Stock
	(Cost $423,775,660)	738,500,856	99.2

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
5,205,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $5,205,000)	5,205,000	0.7

	Total Short-Term Investments
	(Cost $5,205,000)	5,205,000	0.7

	Total Investments in Securities (Cost $428,980,660)	$ 743,705,856	99.9
	Assets in Excess of Other Liabilities	744,967	0.1
	Net Assets	$ 744,450,823	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2021.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$738,500,856	$–	$–	$738,500,856
Short-Term Investments	5,205,000	–	–	5,205,000
Total Investments, at fair value	$743,705,856	$–	$–	$743,705,856
Liabilities Table
Other Financial Instruments+
Futures	$(62,999)	$–	$–	$(62,999)
Total Liabilities	$(62,999)	$–	$–	$(62,999)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	30	03/19/21	$5,713,800	$(62,999)
			$5,713,800	$(62,999)

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $480,616,665.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$314,997,227
Gross Unrealized Depreciation	(51,971,035)
Net Unrealized Appreciation	$263,026,192